Business Combination: Acquisition of Tupperware’s Latin American Operations	6 Months Ended
Jun. 30, 2026
Business Combination: Acquisition of Tupperware’s Latin American Operations [Abstract]
Business Combination: Acquisition of Tupperware’s Latin American Operations

Note 3 — Business Combination: Acquisition of Tupperware’s Latin American Operations

On June 2, 2026, the Company acquired 100% of the equity interests in Dart, S.A. de C.V., Dart do Brasil Industria e Comercio Ltda. and Cav Sul Centro de Apoio de Vendas de Produtos Pessoais e Artigos para Lar Ltda., together with a perpetual, royalty-free and exclusive license to use the Tupperware brand throughout Latin America. The acquisition expanded the Group’s direct-selling platform, manufacturing capacity and presence in Latin America.

The Tupperware Acquisition is accounted for as a business combination under IFRS 3. That Standard requires consideration and identifiable assets and liabilities to be measured on the applicable acquisition-date basis, with specified exceptions, and acquisition-related costs to be expensed as incurred. The contractual purchase price was US$250 million on a debt-free, excess-cash-free basis, comprising US$215 million in cash and US$35 million satisfied through the issuance of 2,241,133 ordinary shares. The valuation and allocation work described below had not been completed at the date of this document.

Contractual consideration and amounts provisionally recorded

Component	Contractual amount		Amount used provisionally (MXN thousands)
Cash consideration	US$	215,000,000	3,730,358
Share consideration - 2,241,133 ordinary shares	US$	35,000,000	607,268
Total consideration before resolution of closing adjustments	US$	250,000,000	4,337,625

The contract cash consideration of US$215.0 million is subject to closing adjustments. The estimated closing statement indicated approximately US$213.1 million payable at closing, including an estimated adjustment of US$1,920,844 (MXN 33,328 thousand). The final amount and classification of the unsettled adjustment remain under review. The contractual review period ends on October 14, 2026, and can be extended if the parties have further objections. This contractual period is separate from the IFRS 3 measurement period.

The contractual stock component of US$35 million was settled with 2,241,133 ordinary shares. The contractual reference of US$15.6171 per share was used to determine the number of shares. The fair value provisionally recorded in equity for the transaction is MXN 607,268 thousand which remains preliminary as part of the acquisition accounting analysis. The shares issued are non-cash consideration and are excluded from the statement of cash flows.

Provisional acquisition accounting

As of the date of this document, the initial accounting for the Tupperware Acquisition has not been completed. In particular, the Company has not completed the valuation procedures necessary to finalize the acquisition-date fair values of certain identifiable assets acquired and liabilities assumed.

Accordingly, the amounts currently recognized represent management’s provisional estimates based on the best information available as of the date of this document. In developing those provisional estimates, management considered, among other information, the historical carrying amounts of the Acquired Entities and the contractual acquisition costs attributable to certain assets acquired as part of the transaction. Such as the value related to intangible assets primarily comprised by perpetual Tupperware trademark license. The acquisition-date valuation analyses remain in process.

The amounts recognized are therefore provisional and may be adjusted as the Company completes the identification and measurement of the acquisition-date fair values of the identifiable assets acquired and liabilities assumed.

Measurement-period adjustments will reflect new information about facts and circumstances that existed as of the acquisition date and that, if known at that date, would have affected the amounts recognized as part of the business combination.

Provisional acquisition-accounting component	MXN thousands
Cash and cash equivalents	284,755
Trade accounts receivable, net	305,346
Inventories	579,121
Prepaid expenses	122,205
Income tax recoverable	86,826
Other current assets	28,643
Property, plant and equipment, net	626,311
Right of use assets, net	63,362
Deferred income tax	203,533
Intangible assets, net	2,865,146
Other non- current assets	45,720
Trade and other payables	(637,718)
Labor obligations	(10,311)
Statutory employee benefits	(181,011)
Long term lease liability	(44,301)
Provisional net assets included in acquisition accounting	4,337,625

The amounts presented above represent management’s provisional estimates based on the information available as of the date of this document. The acquisition-date valuation analyses have not yet been completed and, accordingly, the amounts remain subject to measurement-period adjustments.

The initial accounting remains incomplete for the equity consideration, closing adjustments, identification and measurement of acquired assets and assumed liabilities and related deferred taxes. Adjustments for new information about facts and circumstances existing at June 2, 2026 are accounted for retrospectively during the measurement period. That period ends when the required information is obtained or is determined unobtainable, and cannot extend beyond June 2, 2027. Subsequent events and errors are assessed separately under the applicable requirements.

The following table distinguishes the acquired operations’ actual contribution from June 2 through June 30, 2026 from the information required by IFRS 3 as if the acquisition had occurred on January 1, 2026.

Revenue and profit / (loss) (MXN thousands)	Acquired operations: June 2-30, 2026	Combined Group: six months as if acquired January 1, 2026
Revenue	450,974	9,661,413
Profit / (loss) for the period	105,862	1,012,124

Net cash outflow arising on the acquisition

Cash payments attributable to obtaining control are presented within investing activities, net of cash and cash equivalents acquired. The allocation of a contractual payment to an individual asset does not, by itself, determine a separate cash-flow classification. The estimated closing adjustment described above, actual disbursements and the escrow items below are reconciled separately from the provisional accounting values.

Net cash outflow arising on the acquisition	MXN thousands
Cash consideration actually paid, including acquisition-related escrow	3,691,419
Less: cash and cash equivalents acquired	(284,755)
Net acquisition cash outflow presented in the statement of cash flows	3,406,664

The acquisition cash-flow line of MXN 3,406,664 thousand is the amount presented in the accompanying statement of cash flows. It includes the payments currently classified as part of the business combination. The cash paid and the contractual allocation among entities and assets are distinct from the acquisition-date measurement described above.

The MXN 284,755 thousand deduction represents cash and cash equivalents held by the acquired Tupperware entities immediately prior to the acquisition and therefore reduces the net cash outflow arising from the business combination.

MXN 13,344 thousand of escrow was funded and included in the current acquisition-related cash-flow reconstruction. A further MXN 5,568 thousand is excluded in that reconstruction. The classification of these amounts depends on the funding, control, release and refund provisions and their relationship to the final purchase-price adjustments, rather than solely on whether funds have been released to a seller.

Escrow-related fees of MXN 43 thousand are identified as acquisition-related operating expenses. Acquisition-related costs are excluded from consideration and their cash payments are classified separately from acquisition investing cash flows; financing costs are assessed separately.

Acquisition-related costs

The acquisition-related costs currently identified by management total MXN 64,343 thousand. Of that total, MXN 56,848 thousand is reflected in historical administrative expenses and MXN 7,495 thousand is included in the transaction accounting adjustments. The timing of recognition follows when the services are received; inclusion in a pro forma column does not replace recognition in the historical period if the services were received in that period.

These acquisition-related transaction costs exclude costs incurred in connection with the syndicated credit facility obtained to finance the cash portion of the acquisition.